Senior Convertible Notes and Warrants (Details) - USD ($)	Jun. 30, 2015	Jun. 30, 2014
Current portion of convertible debt, net
Senior secured convertible notes payable		$ 0
Debt discount		0
Total current portion	$ 9,265,929	0
Convertible debt, net, less current portion
Senior secured convertible notes payable		0
Debt discount		0
Total long-term portion	8,777,041	0
Total convertible debt, net		$ 0
Fiscal Year
2016	2,263,651
2017	159,262
2018	10,181,328
2019	105,000
2020	105,000
Thereafter	131,482
Total gross debt	12,945,723
Senior Convertible Notes
Current portion of convertible debt, net
Senior secured convertible notes payable	11,274,678
Debt discount	(2,008,749)
Total current portion	9,265,929
Convertible debt, net, less current portion
Senior secured convertible notes payable	10,679,804
Debt discount	(1,902,763)
Total long-term portion	8,777,041
Total convertible debt, net	18,042,970
Fiscal Year
2016	11,274,678
2017	10,679,804
2018	0
2019	0
2020	0
Thereafter	0
Total gross debt	$ 21,954,482